Commitment and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum operating lease commitments	As of September 30, 2020, future minimum operating lease commitments were as follows (in thousands):

Year Ending December 31,	Amount
2020	$180
2021	571
2022	163
Total	$914
As of December 31, 2019, future minimum operating lease commitments were as follows (in thousands):

Year Ending December 31,	Amount
2020	$705
2021	489
2022	163
Total	$1,357